Fair Value Information - Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value,Investment in a rent-a-captive company	$ 1,000	$ 995,101
Significant unobservable input, Warrant liabilities	Dividend yield
Range (weighted average), Warrant liabilities	0.00%
Relationship of inputs to fair value, Warrant liabilities	The higher the dividend rate, the lower the fair value
Investment in a rent-a-captive company [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value,Investment in a rent-a-captive company	$ 1,000	$ 995,101
Valuation technique, Investment in a rent-a-captive company	Net asset value	Net asset value
Significant unobservable input, Investment in a rent-a-captive company	Not applicable	Not applicable
Range (weighted average), Investment in a rent-a-captive company
Relationship of inputs to fair value, Investment in a rent-a-captive company	Not applicable	Not applicable
Risk free rate-series A [Member] | Warrant Liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value, Warrant liabilities	$ 19,172,009
Valuation technique, Warrant liabilities	Black-Scholes Model
Significant unobservable input, Warrant liabilities	Risk free rate-series A
Range (weighted average), Warrant liabilities	4.37%
Relationship of inputs to fair value, Warrant liabilities	The higher the risk free rate, the higher the fair value
Risk free rate-series B [Member] | Warrant Liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities	Risk free rate-series B
Range (weighted average), Warrant liabilities	4.40%
Relationship of inputs to fair value, Warrant liabilities	The higher the risk free rate, the higher the fair value
Price volatility - series A [Member] | Warrant Liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities	Price volatility - series A
Range (weighted average), Warrant liabilities	119.07%
Relationship of inputs to fair value, Warrant liabilities	No certain positive and negative relationship between stock price volatility and fair value
Price volatility -series B [Member] | Warrant Liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities	Price volatility -series B
Range (weighted average), Warrant liabilities	119.07%
Relationship of inputs to fair value, Warrant liabilities	No certain positive and negative relationship between stock price volatility and fair value
Risk free rate [Member] | Warrant Liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value, Warrant liabilities		$ 5,934,000
Valuation technique, Warrant liabilities		Black-Scholes Model
Significant unobservable input, Warrant liabilities		Risk free rate
Range (weighted average), Warrant liabilities		3.90%
Relationship of inputs to fair value, Warrant liabilities		The higher the risk free rate, the higher the fair value
Risk free rate [Member] | Convertible preference share liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value, Convertible preference share liabilities		$ 7,767,238
Valuation technique , Convertible preference share liabilities		Option Pricing Model
Significant unobservable input, Convertible preference share liabilities		Risk free rate
Range (weighted average), Convertible preference share liabilities		3.90%
Relationship of inputs to fair value, Convertible preference share liabilities		The higher the risk free rate, the higher the fair value
Price volatility [Member] | Warrant Liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities		Price volatility
Range (weighted average), Warrant liabilities		93.45%
Relationship of inputs to fair value, Warrant liabilities		No certain positive and negative relationship between stock price volatility and fair value
Price volatility [Member] | Convertible preference share liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Convertible preference share liabilities		Price volatility
Range (weighted average), Convertible preference share liabilities		93.23%
Relationship of inputs to fair value, Convertible preference share liabilities		No certain positive and negative relationship between stock price volatility and fair value
Dividend yield [Member] | Warrant Liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities		Dividend yield
Range (weighted average), Warrant liabilities		0.00%
Relationship of inputs to fair value, Warrant liabilities		The higher the dividend rate, the lower the fair value
Dividend yield [Member] | Convertible preference share liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Convertible preference share liabilities		Dividend yield
Range (weighted average), Convertible preference share liabilities		0.00%
Relationship of inputs to fair value, Convertible preference share liabilities		The higher the dividend rate, the lower the fair value